UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    5/10/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2588                         Klingenstein Fields & Co. LLC
         -----------------------     --------------------------




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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $42,380
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


                                                        FORM 13F INFORMATION TABLE
                                                         BRANDYWINE TRUST COMPANY
                                                           AS OF MARCH 31, 2002


                                                               Value   Shares or          PUT/ Investment   Other  Voting Authority
         Name of Issuer          Title of Class     CUSIP    (x$1000) Prin Amount SH/PRIN CALL Discretion  Managers Sole Shared None

AOL TIME WARNER INC                 Common        00184A10 5     220      9,297     SH           Sole       None     9,297
AT&T CORPORATION                    Common        00195710 9   2,906    185,077     SH           Sole       None   185,077
AT&T WIRELESS SERVICES INC          Common        00209A10 6     533     59,553     SH           Sole       None    59,553
ABBOTT LABS                         Common        00282410 0     395      7,500     SH           Sole       None     7,500
ALLIANCE CAP MGT HOLDING LP      Unit Litd. Part  01855A10 1     557     12,000     SH           Sole       None    12,000
AMERICREDIT CORP                    Common        03060R10 1     285      7,500     SH           Sole       None     7,500
AMGEN CORP.                         Common        03116210 0     513      8,603     SH           Sole       None     8,603
BP AMOCO PLC                     Sponsored ADR    05562210 4     550     10,354     SH           Sole       None    10,354
BAKER HUGHES INC.                   Common        05722410 7     483     12,640     SH           Sole       None    12,640
CAPITAL ONE FINL CORP               Common        14040H10 5     287      4,500     SH           Sole       None     4,500
CENDANT CORP                        Common        15131310 3     211     11,000     SH           Sole       None    11,000
CISCO SYSTEMS                       Common        17275R10 2     422     24,901     SH           Sole       None    24,901
CITIGROUP INC                       Common        17296710 1     297      6,000     SH           Sole       None     6,000
COCA COLA COMPANY                   Common        19121610 0   2,326     44,510     SH           Sole       None    44,510
EPIX MED INC.                       Common        26881Q10 1     557     44,000     SH           Sole       None    44,000
EMERSON ELEC CO.                    Common        29101110 4     344      6,000     SH           Sole       None     6,000
ENBRIDGE ENERGY PARTNERS LP
  CLASS A                           Common        29250R10 6     266      6,000     SH           Sole       None     6,000
EXXON MOBIL CORP                    Common        30231G10 2   7,573    172,780     SH           Sole       None   172,780
FANNIE MAE COM STK                  Common        31358610 9     359      4,500     SH           Sole       None     4,500
FIRST DATA CORP.                    Common        31996310 4     524      6,000     SH           Sole       None     6,000
GENERAL ELEC CO                     Common        36960410 3   5,741    153,306     SH           Sole       None   153,306
GOLDMAN SACHS GROUP INC             Common        38141G10 4     271      3,000     SH           Sole       None     3,000
HOME DEPOT, INC.                    Common        43707610 2     365      7,500     SH           Sole       None     7,500
INTEL CORP.                         Common        45814010 0     365     12,000     SH           Sole       None    12,000
INTERNATIONAL BUSINESS MACHINES     Common        45920010 1     312      3,000     SH           Sole       None     3,000
J P MORGAN CHASE & CO               Common        46625H10 0   2,417     67,785     SH           Sole       None    67,785
JOHNSON & JOHNSON                   Common        47816010 4     487      7,500     SH           Sole       None     7,500
MAXIM INTEGRATED                    Common        57772K10 1   1,188     21,328     SH           Sole       None    21,328
MEDTRONIC INC                       Common        58505510 6     407      9,000     SH           Sole       None     9,000
MERCK & CO., INC.                   Common        58933110 7   1,940     33,692     SH           Sole       None    33,692
MERCURY GENERAL CORP                Common        58940010 0     419      9,000     SH           Sole       None     9,000
MICROSEMI CORP.                     Common        59513710 0     274     16,785     SH           Sole       None    16,785
NORTEL NETWORKS CORP  NEW           Common        65656810 2      90     19,979     SH           Sole       None    19,979
NORTHERN BORDER PARTNERS L P     Unit Ltd. Partn  66478510 2     242      6,000     SH           Sole       None     6,000
NORTHROP GRUMMAN CORP               Common        66680710 2     618      5,470     SH           Sole       None     5,470
ORACLE SYSTEMS CORP.                Common        68389X10 5   1,408    109,991     SH           Sole       None   109,991
OPTIKA                              Common        68397310 1      28     12,000     SH           Sole       None    12,000
PAGEMART NATIONWIDE, INC 144A       Common        69553Q10 8       0     21,429     SH           Sole       None    21,429
PHARMACIA CORP                      Common        71713U10 2   3,094     68,636     SH           Sole       None    68,636
PHILLIPS PETROLEUM CO               Common        71850710 6     706     11,242     SH           Sole       None    11,242
QUALCOMM INC                        Common        74752510 3     226      6,000     SH           Sole       None     6,000
SCHLUMBERGER LTD.                   Common        80685710 8     541      9,196     SH           Sole       None     9,196
SHIRE PHARMACEUTICALS GROUP ADR  Sponsored ADR    82481R10 6     211      9,000     SH           Sole       None     9,000
SOVERIEGN BANCORP INC               Common        84590510 8     422     30,000     SH           Sole       None    30,000
TELEPHONE & DATA SYS INC            Common        87943310 0     265      3,000     SH           Sole       None     3,000
UNION PACIFIC CORP.                 Common        90781810 8     411      6,620     SH           Sole       None     6,620
VIACOM INC CLASS B  COMMON           CL B         92552430 8     326      6,750     SH           Sole       None     6,750
TOTALS                                                        42,380  1,311,924                                  1,311,924

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01864.0001 #323699